Registration No. 333-134517

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No.   |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

           An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Form N-14

          This Post- Effecctive Amendment consists of the following:

           (1)  Facing Sheet of the Registration Statement.

           (2)  Part C to the Registration Statement (including signature page).

           Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-134517), filed on May 26, 2006.

          This Post-Effective Amendment is being filed solely to file the tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-00824), filed April 28, 2006.

Item 16	Exhibits.

(1)

Registrant's Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on October 19, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998, respectively.

(2)	Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 28, 2000.

(8)	Not Applicable.

(9)	Mutual Fund Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on April 30, 2002.

(10)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

(11)(a)	Opinion of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on April 14, 1994.

(11)(b)	Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)

The Prospectus and Statement of Additional Information of Dreyfus Founders Government Securities Fund dated May 1, 2006 are incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Dreyfus Founders Funds, Inc. filed on April 27, 2006 (File No. 2-17531).

________________________

*	Filed on May 26, 2006.

**	Filed herewith.

***	Filed as part of signature page on May 26, 2006.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           Pursuant to the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on behalf of the Registrant, in the City of New York, and State of New York on the 29th day of September 2006.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND (Registrant) By: /s/ Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	9/29/06

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	9/29/06

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	9/29/06

/s/ Gordon Davis* Gordon Davis	Board Member	9/29/06

/s/ David P. Feldman* David P. Feldman	Board Member	9/29/06

/s/ Lynn Martin* Lynn Martin	Board Member	9/29/06

/s/ Daniel Rose* Daniel Rose	Board Member	9/29/06

/s/ Philip L. Toia* Philip L. Toia	Board Member	9/29/06

/s/ Sander Vanocur* Sander Vanocur	Board Member	9/29/06

/s/ Anne Wexler* Anne Wexler	Board Member	9/29/06

By: /s/ Jeff Prusnofsky
*Jeff Prusnofsky, attorney-in-fact

Exhibit Index
(12)  Opinion and consent of counsel regarding the matters.